Investment Strategy - LORD ABBETT MID CAP STOCK FUND INC	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-sized companies. A mid-sized company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Midcap® Index. The Fund seeks to invest in securities of companies that the portfolio management team believes are undervalued by the market and are selling at reasonable prices in relation to the portfolio management team’s assessment of their potential or intrinsic value.

Equity securities in which the Fund may invest include common stocks, preferred stocks, equity interests in trusts (including real estate investment trusts (“REITs”) and privately offered trusts), partnerships, joint ventures, limited liability companies and vehicles with similar legal structures, other instruments convertible or exercisable into the foregoing, and other investments with similar economic characteristics.

The Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and other similar depositary receipts. In addition to ADRs, the Fund generally defines foreign companies as those whose securities are traded primarily on non-U.S. securities exchanges.

The Fund may sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, or shows signs of deteriorating fundamentals, among other reasons. The Fund may deviate from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.